EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.06 - Schedule 5

Report Pulled:	6/15/2026
Loan Count:	574 / 588

Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	11	1.92%
Appraised Value	22	3.74%
CLTV	11	1.92%
Debt Service Coverage Ratio	161	28.05%
First Payment Due Date	5	0.87%
Loan Purpose	4	0.70%
LTV	34	5.92%
Maturity Date	20	3.48%
Occupancy Type	1	0.17%
Original Interest Rate	2	0.35%
Original Loan Amount	2	0.35%
Original Qualifying FICO Score	10	1.74%
Origination/Note Date	14	2.44%
Originator Back-End DTI	15	2.61%
Property Type	15	2.55%
Sales Price	1	0.17%
Subject State	1	0.17%
Subject Zipcode	2	0.34%
The Original Principal and Interest Payment Amount	3	0.52%